Financial Instruments and Financial Risk	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments and Financial Risk
17.	Financial Instruments and Financial Risk

Derivative instruments
The Company uses foreign currency forward exchange contracts to manage its foreign exchange risk.  The Company enters into foreign exchange contracts to hedge anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 12 months into the future.  The Company also uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances, which have not been designated as hedges.

The Company has identified embedded derivatives in certain of its supply contracts as a result of the currency of the contract being different from the functional currency of the parties involved.  Changes in the fair value of the embedded derivatives are recognized in the consolidated statements of operations.

The Company does not use derivatives for trading or speculative purposes and is not a party to leveraged derivatives.  See further discussion of derivative financial instruments accounting in Note 2, Summary of Significant Accounting Policies.

The following table provides the fair value of all Company derivative instruments:

As of October 31	2011	2010
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$11,584	$10,520
Foreign currency forward contracts under cash flow hedges(b)	$88	$-
Foreign currency forward contracts not under hedging relationships(c)	$183	$-
Liabilities
Embedded derivatives(a)	$370	$1,955
Foreign currency forward contracts under cash flow hedges(b)	$57	$-
Foreign currency forward contracts not under hedging relationships(c)	$148	$-
(a) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately over $300 million and $700 million, respectively.
(b) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately over $36.5 million and $nil, respectively.
(c) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately over $13.0 million and $nil, respectively.

The following table summarizes the activities of the Company's derivative instruments:

Years ended October 31	2011	2010	2009
Realized loss on foreign currency forward contracts under cash flow hedges	$219	$-	$-
Unrealized gain on foreign currency forward contracts under cash flow hedges	$(55)	$-	$-
Realized gain on foreign currency forward contracts not under cash flow hedges	$(327)	$-	$-
Unrealized loss on foreign currency forward contracts not under cash flow hedges	$10	$-	$-
Unrealized gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(2,649)	$(13,050)	$(7,922)
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$(146,638)	$-
Unrealized gain recorded in OCI relating to net investment hedges(b)	$-	$(2,400)	$(23,645)
(a)	Excludes unrealized loss (gain) for embedded derivatives related to the discontinued operations of $nil (2010 ― $0.5 million; 2009 ― $(1.1) million) for the year ended October 31, 2011.
(b)	No ineffectiveness was recorded in income for the year ended October 31, 2011, 2010 and 2009 relating to the net investment hedge.

Foreign currency contracts
The Company's hedging activities include a hedging program to hedge the economic exposure from anticipated U.S. dollar denominated sales. The Company hedges a portion of these forecasted foreign denominated sales with currency forward contracts. These transactions are designated as cash flow hedges and are accounted for under the hedge accounting. The effective portion of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings. Any ineffective portion of related gains or losses is recorded in the consolidated statements of operations immediately.  As of October 31, 2011, the Company had foreign currency forward contracts of approximately $0.1 million (October 31, 2010 ― $nil)

Credit risk
Certain of the Company's financial assets, including cash and cash equivalents, are exposed to credit risk. The Company may, from time to time, invest in debt obligations and commercial paper of governments and corporations.  Such investments are limited to those issuers carrying an investment-grade credit rating.  In addition, the Company limits the amount that is invested in issues of any one government or corporation.

The Company is also exposed, in its normal course of business, to credit risk from its customers. As of October 31, 2011, accounts receivable is net of an allowance for uncollectible accounts of $0.2 million (October 31, 2010 ― $0.1 million).

Credit risk on financial instruments arises from the potential for counterparties to default on their contractual obligations to the Company. The Company is exposed to credit risk in the event of non-performance, but does not anticipate non-performance by any of the counterparties to its financial instruments.  The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality.  In the event of non-performance by counterparty, the carrying value of the Company's financial instruments represents the maximum amount of loss that would be incurred.

Valuation methods and assumptions for fair value measurements
Cash and cash equivalents, accounts receivable, notes receivable, income taxes recoverable, accounts payable, accrued liabilities, and income taxes payable have short periods to maturity and the carrying values contained in the consolidated statements of financial position approximate their estimated fair value.

Fair value hierarchy
The fair value of the Company's financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of financial instruments is determined by reference to quoted market prices for the same financial instrument in an active market (Level 1). If Level 1 fair values are not available, the Company uses quoted prices for identical or similar instruments in markets which are non-active, inputs other than quoted prices that are observable and derived from or corroborated by observable market data such as quoted prices, interest rates, and yield curves (Level 2), or valuation techniques in which one or more significant inputs are unobservable (Level 3).

The following table discloses the Company's financial assets and liabilities measured at fair value on a recurring basis:

			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 7)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 11(c))	$-	$575	$-	$575

			As of October 31, 2010
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$7,600	$-	$-	$7,600
Available for sale (Note 8(c))	$1,557	$-	$-	$1,557
Derivative assets (Note 7)	$-	$6	$10,514	$10,520
Derivative liabilities (Note 11(c))	$-	$1,955	$-	$1,955

The following table presents the changes in the Level 3 fair value category:
Year ended October 31, 2011
Description	As of October 31 2010	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2011
		Earnings	Other
Derivative assets (Note 7)	$10,514	$-	$895	$-	$-	$11,409

Year ended October 31, 2010
Description	As of October 31 2009	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2010
		Earnings	Other
Derivative assets (Note 7)	$-	$-	$-	$10,514	$-	$10,514
Asset backed commercial paper	$10,713	$(299)	$-	$(10,414)	$-	$-